UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MORGENS WATERFALL VINTIADIS & CO INC
Address:  600 FIFTH AVENUE
          NEW YORK, NY 10020

13 File Number: 2804599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      John C. Waterfall
Title:     President
Phone:     212-218-4107
Signature, Place and Date of Signing:


/s/ John C. Waterfall               New York, New York          2/9/06
------------------------------    ----------------------    ----------------
         [SIGNATURE]                  [CITY, STATE]              [DATE]


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    143,360



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
  ABGENIX INC                    COM              00339B107     2149   100000 SH       SOLE                 100000        0        0
  ACTIVISION INC                 COM              004930202     2748   200000 SH       SOLE                 200000        0        0
  AMYLIN PHARMACEUTICALS INC     COM              032346108     1996    50000 SH       SOLE                  50000        0        0
  BARR PHARMACEUTICALS INC       COM              068306109     3301    53000 SH       SOLE                  53000        0        0
  BIOENVISION INC                COM              09059N100     6605  1011500 SH       SOLE                1011500        0        0
  CARDINAL HEALTH INC            COM              14149Y108    13234   192500 SH       SOLE                 192500        0        0
  CARDIOME PHARMA CORP           COM NEW          14159U202    10201  1010000 SH       SOLE                1010000        0        0
  CAVALIER HOMES INC             COM              149507105     4838   750000 SH       SOLE                 750000        0        0
  CELGENE CORP                   COM              151020104    12960   200000 SH       SOLE                 200000        0        0
  CLEAN HARBORS INC              COM              184496107     1441    50000 SH       SOLE                  50000        0        0
  CYPRESS SEMICONDUCTOR CORP     COM              232806109     2850   200000 SH       SOLE                 200000        0        0
  DAKTRONICS INC                 COM              234264109     2218    75000 SH       SOLE                  75000        0        0
  DUSA PHARMACEUTICALS INC       COM              266898105     2741   254500 SH       SOLE                 254500        0        0
  ELECTRONIC ARTS INC            COM              285512109     3923    75000 SH       SOLE                  75000        0        0
  ENERGY CONVERSION DEVICES INC  COM              292659109     2853    70000 SH       SOLE                  70000        0        0
  EVERGREEN SOLAR INC            COM              30033R108     2929   275000 SH       SOLE                 275000        0        0
  FUEL-TECH NV                   COM              359523107     8617   950000 SH       SOLE                 950000        0        0
  GENTA INC                      COM NEW          37245M207      146   100000 SH       SOLE                 100000        0        0
  GILEAD SCIENCES INC            COM              375558103     5257   100000 SH       SOLE                 100000        0        0
  GOLAR LNG LTD BERMUDA          COM              G9456A100     4306   325000 SH       SOLE                 325000        0        0
  HOUSTON EXPL CO                COM              442120101     9240   175000 SH       SOLE                 175000        0        0
  KFX INC                        COM              48245L107     7842   457500 SH       SOLE                 457500        0        0
  LECROY CORP                    COM              52324W109     3099   202700 SH       SOLE                 202700        0        0
  ORASURE TECHNOLOGIES INC       COM              68554V108     3113   353000 SH       SOLE                 353000        0        0
  SUNPOWER CORP CLASS A          COM              867652109      850    25000 SH       SOLE                  25000        0        0
  TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     6452   150000 SH       SOLE                 150000        0        0
  VALUECLICK INC                 COM              92046N102     2535   140000 SH       SOLE                 140000        0        0
  WALTER INDS INC                COM              93317Q105    14916   300000 SH       SOLE                 300000        0        0


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